Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Percentage of impairment loss		100.00%
Arisz Acquisition Corp. [Member]
Commitments and Contingencies [Line Items]
Percentage of least economics	30.00%
Gross proceeds	$ 1,725,000
Percentage of gross proceeds	0.75%
Cash payments	$ 100
Legal fees	200,000
Deferred legal fees	$ 1,620,000
Arisz Acquisition Corp. [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchase additional units (in Shares)	900,000
Additional gross proceeds	$ 2,587,500
Purchase of shares units (in Shares)	115,000
Aggregate exercise price	$ 1,322,500
Arisz Acquisition Corp. [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting discount percentage	2.50%
Percentage of deferred fee	3.75%
Price per share (in Dollars per share)	$ 10
Arisz Acquisition Corp. [Member] | Unit Purchase Option [Member]
Commitments and Contingencies [Line Items]
Share exercise price (in Dollars per share)	$ 11.5
Chardan [Member] | Arisz Acquisition Corp. [Member] | Unit Purchase Option [Member]
Commitments and Contingencies [Line Items]
Unit sold	$ 100
FTX [Member]
Commitments and Contingencies [Line Items]
Bitcoin claims			$ 9,800,000